Share Capital (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Share capital
Expected stock price volatility	68.00%		70.00%	67.00%
Risk free interest rate	2.94%		2.94%	4.02%
Expected forfeiture rate	4.80%		3.25%	3.08%
Expected dividend yield	0.00%		0.00%	0.00%
Expected life	5 years		5 years	3 years
Share-based payments included in cost of sales	$ 0	$ 0	$ 0	$ 0
Share-based payments included in general and administrative expenses	616	198	1,656	509
Total share-based payments	$ 616	$ 198	$ 1,656	$ 509